Sohu.com Limited Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sohu.com Limited's outstanding shares

	Number of Outstanding Shares
	As of December 31,
	2017	2018	2019
Balance, beginning of year	38,742	38,898	39,229
Issuance:	156	331	40

Balance, end of year	38,898	39,229	39,269

Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	42	$0.001		$
Granted	125	0.001
Exercised	(39)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2019	128	0.001	5.21		1,434

Vested as of December 31, 2019	128	0.001	5.21		1,434

Exercisable as of December 31, 2019	128	0.001	5.21		1,434

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $11.18 on December 31, 2019 and the nominal exercise price of the options.

Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	6,445	$0.419	5.29	$
Granted	1,432	0.001
Exercised	(500)	0.001
Forfeited or expired	(215)	0.001

Outstanding as of December 31, 2019	7,162	0.377	4.45		29,887

Vested as of December 31, 2019 and expected to vest thereafter	6,572	0.411	4.35		27,198

Exercisable as of December 31, 2019	2,796	0.033	4.42		11,819

Note (1): The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $4.55 per Sogou ADS (each representing one Sogou Class A Ordinary Share) on December 31, 2019 and the exercise prices of the share options.

Summary of categories of share options

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	29,932	28,059	27,653	26,767
Service-based options	2,031	2,031	951	481
IPO-based options	7,250	7,250	4,370	2,930

Total	39,213	37,340	32,974	30,178

Stock option assumptions

Assumptions Adopted	2017	2018	2019
Average risk-free interest rate	2.14%~3.00%	3.36%~3.51%	2.60%~2.86%
Exercise multiple	2~3	2	2~3
Expected forfeiture rate (post-vesting)	0%~12%	12%	0%~12%
Weighted average expected option life	7	9	7
Volatility rate	39%~47%	40%~46%	36%~41%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.35	12.26	4.05

Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	730	$0.001	9.57	$
Granted	267	0.001
Exercised	(48)	0.001
Forfeited or expired	(151)	0.001

Outstanding as of December 31, 2019	798	0.001	8.90		3,629

Vested as of December 31, 2019 and expected to vest thereafter	638	0.001	8.87		2,904

Exercisable as of December 31, 2019	121	0.001	8.55		551

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the share options.

Summary of categories of share options

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	140	18	14	0
Service-based options	829	829	155	48

Total	969	847	169	48

Stock option assumptions

Assumptions Adopted	2018	2019
Average risk-free interest rate	3.41%~3.95%	2.37%~3.45%
Exercise multiple	2	2~3
Expected forfeiture rate (post-vesting)	12%	0%~12%
Weighted average expected option life	10	10
Volatility rate	40%~46%	41%~42%
Dividend yield	0%	0%
Weighted average fair value of share options	10.09	4.87

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	9	$0.001	6.38	$
Granted	0
Exercised	0
Forfeited or expired	0

Outstanding as of December 31, 2019	9	0.001	5.38		41

Vested as of December 31, 2019	9	0.001	5.38		41

Exercisable as of December 31, 2019	9	0.001	5.38		41

Note (1): The aggregate intrinsic values in the preceding table represent the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the options.

Summary of categories of share options

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6

Total	8,305	8,305	8,305	8,296

Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2019	601	$0.01	5.98	$5.487
Granted	234	0.01
Exercised	(762)	0.01
Forfeited or expired	0

Outstanding as of December 31, 2019	73	0.01	5.42	357

Vested as of December 31, 2019	73	0.01		357

Exercisable as of December 31, 2019	73	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between Changyou’s closing price of $9.79 per ADS, or $4.9 per Class A ordinary share, on December 31, 2019 and the nominal exercise price of the share option.

Video 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option assumptions

Assumptions Adopted	2018	2019
Average risk-free interest rate	3.19%	2.44%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	14%	14%
Weighted average expected option life	3.0	2.0
Volatility rate	45.1%	53.9%
Dividend yield	0	0
Fair value	0.53	0.35